ORGANIZATION AND BASIS OF PRESENTATION (Details2) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,132,466	3,269,779	3,285,625	3,364,442
Antidilutive Securities preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	286,359	287,453
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	880,585	1,058,200	997,989	1,003,836
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,743,008	1,767,786	1,781,715	1,919,906
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	222,514	156,340	222,514	156,340